UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: January 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Health Sciences Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended January 31, 2008

Total Return for the 6 Months Ended January 31, 2008

Class A	Class B	Class C	Class D	S&P 500® Health Care Index[1]	S&P 500® Index[2]	Lipper Health/ Biotechnology Funds Index[3]
3.40%	3.00%	3.00%	3.52%	0.34%	−4.32%	1.51%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended January 31, 2008 was an especially volatile one for the financial markets. The impact of the subprime mortgage market collapse, the subsequent demise of several hedge funds invested in mortgage-backed securities and the bankruptcies of a number of mortgage lenders was keenly felt by investors. Credit significantly tightened during this period and liquidity decreased, and consumer spending declined amid ever-higher oil and gasoline prices. In response to this rising volatility, the Federal Open Market Committee (the ‘‘Fed’’) began a series of cuts to the target federal funds rate. Although each announced rate reduction temporarily boosted investor sentiment, the broad equity market sunk into negative territory, with the S&P 500® Index returning −4.32% for the period.

Despite the general economic malaise, select areas of the health care sector performed strongly during the period. The biotechnology subsector posted strong gains as many companies, particularly those focused on developing medical solutions for diseases with few treatment options available, had successful clinical trials and received drug product approvals. Investors also favored biotechnology companies for their greater pricing flexibility relative to pharmaceutical companies (which investors fear will come under increasing pressure as the November elections draw near). On a related note, merger and acquisition (M&A) activity further boosted performance within this segment as smaller biotechnology firms were purchased by pharmaceutical companies that were experiencing difficulties getting their own drug treatments through the FDA approval process.

Another significant boost to the health care sector came from the life sciences tools group. Here, companies offering sophisticated diagnostic testing methods that detect diseases more quickly and efficiently performed well as demand for such tests increased. Moreover, laboratories currently focused on dissecting and examining the genetic makeup of diseases also yielded strong returns as many in the medical establishment believe this course represents the next generation of medical science. Other strong contributors for the period included the medical device segment, which benefited from sales of sleeping aids, and health maintenance organizations (HMO), which profited as more and more states turn over the management of their Medicaid programs to HMOs specifically geared to servicing Medicaid patients.

On the other hand, pharmaceutical companies lagged during the period due to investors’ concerns about the possibility of increased governmental pricing controls on prescription drugs near term. The lack of success in clinical trials and the slowdown in product approvals by the FDA for several key pharmaceutical companies in recent months has further exacerbated tensions within this segment.

Performance Analysis

All share classes of Morgan Stanley Health Sciences Trust outperformed the S&P 500® Health Care Index, the S&P 500® Index and the Lipper Health/ Biotechnology Funds Index for the six months ended January 31, 2008, assuming no deduction of applicable sales charges.

The most significant contributor to the Fund’s relative performance for the period was stock selection in the biotechnology segment. While the Fund’s weighting was in-line with the S&P 500 Health Care Index, our focus on smaller biotechnology firms that provide treatments for medical conditions with few therapy options available bolstered relative returns. An overweight allocation and strong stock selection within the life sciences tools group also greatly added to overall performance. Rounding out the top contributors was the Fund’s investment in a pharmaceutical company that produces generic drugs. Investors increasingly turned their attention to generic drug makers as concerns mount regarding the likelihood of increased pricing pressure imposed on brand-name drugs from lawmakers in Washington, D.C.

In contrast, the Fund’s overweight allocation to pharmaceutical stocks detracted from relative returns. Additionally, a single holding in the medical devices area diminished the Fund’s performance. In this case, the company launched a product that failed to meet its short-term sales target, and this event unfortunately overshadowed the gains made by the other holdings within this segment. The Fund’s lack of exposure to the more profitable HMOs also hindered returns during this period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Gilead Sciences, Inc.	3.4%
Medtronic, Inc.	3.4
Genzyme Corp.	3.1
Abbott Laboratories	3.1
United Therapeutics Corp.	2.9
Celgene Corp.	2.9
Bayer AG (ADR) (Germany)	2.9
Allergan, Inc.	2.6
Bristol-Myers Squibb Co.	2.6
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	2.6

TOP FIVE INDUSTRIES
Biotechnology	31.6%
Medical Specialties	22.7
Pharmaceuticals: Major	21.4
Pharmaceuticals: Other	8.3
Chemicals: Major Diversified	2.9

Data as of January 31, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) of health science companies throughout the world. A company will be considered to be a health science company if it derives at least 50 percent of its earnings or revenues, or it devotes at least 50 percent of its assets, to health science activities. Health science companies include, among others:

•	hospitals, clinical test laboratories, convalescent and mental health care facilities and home care businesses;

•	pharmaceutical companies and companies involved in biotechnology, medical diagnostics, biochemicals, and nuclear research and development;

•	companies that produce and manufacture medical, dental and optical supplies and equipment;

•	companies that provide services to health care companies; and

•	HMOs and other health insurance companies.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and
Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2008

	Class A Shares* (since 07/28/97)		Class B Shares** (since 10/30/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	HCRAX		HCRBX		HCRCX		HCRDX
1 Year	5.87%	[4]	5.06%	[4]	5.12%	[4]	6.15%	[4]
	0.31	[5]	0.99	[5]	4.31	[5]	—
5 Years	11.64	[4]	10.78	[4]	10.83	[4]	11.92	[4]
	10.44	[5]	10.54	[5]	10.83	[5]	—
10 Years	10.19	[4]	9.52	[4]	9.38	[4]	10.44	[4]
	9.60	[5]	9.52	[5]	9.38	[5]	—
Since Inception	10.12	[4]	10.31	[4]	9.31	[4]	10.37	[4]
	9.55	[5]	10.31	[5]	9.31	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s (S&P) 500® Health Care Index is a market capitalization weighted index consisting of health care companies in the S&P 500® Index and is designed to measure the performance of the health care sector. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Standard & Poor’s 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Health/Biotechnology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Health/Biotechnology Funds classification as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/07 – 01/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/01/07	01/31/08	08/01/07 – 01/31/08
Class A
Actual (3.40% return)	$1,000.00	$1,034.00	$7.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.71
Class B
Actual (3.00% return)	$1,000.00	$1,030.00	$11.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.72	$11.49
Class C
Actual (3.00% return)	$1,000.00	$1,030.00	$11.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.72	$11.49
Class D
Actual (3.52% return)	$1,000.00	$1,035.20	$6.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.44

*	Expenses are equal to the Fund’s annualized expense ratios of 1.52%, 2.27%, 2.27% and 1.28% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Health Sciences Trust

Portfolio of Investments January 31, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.0%)
	Biotechnology (31.6%)
151,700	Affymetrix, Inc. (a)*	$3,043,102
41,500	Alexion Pharmaceuticals, Inc. (a)*	2,710,780
110,900	Amgen, Inc.*	5,166,831
167,500	BioMarin Pharmaceutical, Inc.*	6,207,550
132,400	Celgene Corp.*	7,428,964
36,200	Cephalon, Inc.*	2,375,806
88,000	Cepheid, Inc. (a)*	2,687,520
52,600	Charles River Laboratories International, Inc.*	3,266,460
93,510	Genentech, Inc.*	6,563,467
100,700	Gen-Probe Inc.*	5,755,005
102,900	Genzyme Corp.*	8,039,577
189,700	Gilead Sciences, Inc.*	8,667,393
67,400	Illumina, Inc. (a)*	4,293,380
151,500	InterMune, Inc. (a)*	2,540,655
29,600	Invitrogen Corp.*	2,535,832
99,800	Luminex Corp. (a)*	1,494,006
168,000	Millennium Pharmaceuticals, Inc.*	2,548,560
53,200	Myriad Genetics, Inc. (a)*	2,288,132
82,300	OSI Pharmaceuticals Inc. (a)*	3,282,124
		80,895,144
	Chemicals: Major Diversified (2.9%)
90,500	Bayer AG (ADR) (Germany)	7,389,805
	Electronic Equipment/ Instruments (1.0%)
47,900	Varian, Inc.*	2,598,575
	Hospital/Nursing Management (1.4%)
120,400	Psychiatric Solutions, Inc.*	3,632,468
	Managed Health Care (2.8%)
52,100	UnitedHealth Group Inc.	2,648,764
56,000	WellPoint Inc.*	4,379,200
		7,027,964
	Medical Specialties (22.7%)
29,900	Alcon, Inc. (Switzerland)	$4,245,800
174,100	Applera Corp. – Applied Biosystems Group	5,489,373
110,200	Applera Corp. – Celera Genomics Group*	1,688,264
83,200	Beckman Coulter, Inc.	5,532,800
17,300	Bio-Rad Laboratories, Inc. (Class A)*	1,647,133
105,900	Covidien Ltd. (Bermuda)	4,726,317
78,000	Hansen Medical, Inc. (a)*	1,394,640
47,400	Hologic, Inc.*	3,050,664
79,400	IDEXX Laboratories, Inc.*	4,475,778
185,800	Medtronic, Inc.	8,652,706
83,200	Qiagen N.V. (Netherlands) (a)*	1,697,280
55,500	ResMed, Inc.*	2,585,190
84,000	SonoSite, Inc. (a)*	2,925,720
103,560	Thermo Fisher Scientific, Inc.*	5,332,304
171,000	Wright Medical Group, Inc.*	4,668,300
		58,112,269
	Pharmaceuticals: Generic Drugs (2.4%)
412,700	Mylan Laboratories, Inc. (a)*	6,153,357
	Pharmaceuticals: Major (21.4%)
139,300	Abbott Laboratories	7,842,590
291,700	Bristol-Myers Squibb Co.	6,764,523
93,500	Johnson & Johnson	5,914,810
50,340	Lilly (Eli) & Co.	2,593,517
51,500	Merck & Co., Inc.	2,383,420
130,500	Novartis AG (ADR) (Switzerland)	6,604,605
228,668	Pfizer, Inc.	5,348,545
34,100	Roche Holding AG† (Switzerland)	6,178,199
323,900	Schering-Plough Corp.	6,338,723
125,100	Wyeth	4,978,980
		54,947,912

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Portfolio of Investments January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Other (8.3%)
105,400	Allergan, Inc.	$7,081,826
145,300	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	6,689,612
89,600	United Therapeutics Corp. (a)*	7,524,608
		21,296,046
	Services to the Health Industry (1.5%)
87,400	Pharmaceutical Product Development, Inc.	3,789,664
	Total Common Stocks
	(Cost $201,748,000)	245,843,204

NUMBER OF SHARES (000)
Short-Term Investments (12.3%)
Investment Company (b) (2.6%)
6,708	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $6,707,899)	6,707,899

PRINCIPAL AMOUNT IN THOUSANDS
Security Purchased from Securities Lending
Collateral (c) (9.7%)
Repurchase Agreement
$25,014	Bear Stearns & Co., Inc. 1.80% due 02/01/08 (dated 01/31/08; proceeds $25,014,858) (Cost $25,013,624)	25,013,624

Total Short-Term Investments (Cost $31,721,523)	31,721,523

		VALUE
Total Investments (Cost $233,469,523) (d)	108.3%	$277,564,727
Liabilities in Excess of Other Assets	(8.3)	(21,386,673)
Net Assets	100.0%	$256,178,054

ADR	American Depositary Receipt
*	Non-income producing security.
†	Securities with total market value equal to $6,178,199 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a)	All or a portion of this security was on loan as of January 31, 2008.
(b)	See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(c)	Collateralized by Federal agency and U.S. Treasury obligations.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $54,197,624 and the aggregate gross unrealized depreciation is $10,102,420, resulting in net unrealized appreciation of $44,095,204.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Biotechnology	$ 80,895,144	29.2%
Medical Specialties	58,112,269	20.9
Pharmaceuticals: Major	54,947,912	19.8
Short-Term Investments	31,721,523	11.4
Pharmaceuticals: Other	21,296,046	7.7
Chemicals: Major Diversified	7,389,805	2.7
Managed Health Care	7,027,964	2.5
Pharmaceuticals: Generic Drugs	6,153,357	2.2
Services To The Health Industry	3,789,664	1.4
Hospital/Nursing Management	3,632,468	1.3
Electronic Equipment/ Instruments	2,598,575	0.9
	$277,564,727	100.0%

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $226,761,624) (including $23,790,198, for securities loaned)	$270,856,828
Investment in affiliate, at value (cost $6,707,899)	6,707,899
Receivable for:
Investments sold	10,643,840
Dividends	173,697
Shares of beneficial interest sold	63,876
Foreign withholding taxes reclaimed	37,738
Dividends from affiliate	19,564
Interest	776
Prepaid expenses and other assets	33,229
Receivable from Distributor	1,678
Total Assets	288,539,125
Liabilities:
Collateral on securities loaned, at value	25,013,624
Payable for:
Investments purchased	6,422,684
Shares of beneficial interest redeemed	401,989
Investment advisory fee	209,169
Distribution fee	129,408
Administration fee	18,249
Transfer agent fee	8,538
Accrued expenses and other payables	157,410
Total Liabilities	32,361,071
Net Assets	$256,178,054
Composition of Net Assets:
Paid-in-capital	$207,007,252
Net unrealized appreciation	44,099,411
Accumulated net investment loss	(1,410,486)
Accumulated undistributed net realized gain	6,481,877
Net Assets	$256,178,054
Class A Shares:
Net Assets	$143,396,628
Shares Outstanding (unlimited authorized, $.01 par value)	10,111,220
Net Asset Value Per Share	$14.18
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$14.97
Class B Shares:
Net Assets	$95,896,228
Shares Outstanding (unlimited authorized, $.01 par value)	7,851,871
Net Asset Value Per Share	$12.21
Class C Shares:
Net Assets	$12,391,322
Shares Outstanding (unlimited authorized, $.01 par value)	1,011,718
Net Asset Value Per Share	$12.25
Class D Shares:
Net Assets	$4,493,876
Shares Outstanding (unlimited authorized, $.01 par value)	303,682
Net Asset Value Per Share	$14.80

Statement of Operations

For the six months ended January 31, 2008 (unaudited)

Net Investment Loss:
Income
Dividends	$1,030,807
Interest	105,292
Dividends from affiliate	45,727
Income from securities loaned – net	79,208
Total Income	1,261,034
Expenses
Investment advisory fee	1,303,384
Distribution fee (Class A shares)	190,081
Distribution fee (Class B shares)	553,059
Distribution fee (Class C shares)	67,493
Transfer agent fees and expenses	235,870
Administration fee	113,338
Shareholder reports and notices	82,202
Professional fees	30,370
Registration fees	14,435
Custodian fees	9,903
Trustees’ fees and expenses	5,134
Other	15,206
Total Expenses	2,620,475
Less: amounts waived/reimbursed	(3,411)
Less: expense offset	(1,626)
Net Expenses	2,615,438
Net Investment Loss	(1,354,404)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	26,411,828
Foreign exchange transactions	6,793
Net Realized Gain	26,418,621
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(14,992,033)
Translation of other assets and liabilities denominated in foreign currencies	522
Net Change in Unrealized Appreciation/Depreciation	(14,991,511)
Net Gain	11,427,110
Net Increase	$10,072,706

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2008	FOR THE YEAR ENDED JULY 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,354,404)	$(2,710,579)
Net realized gain	26,418,621	53,102,443
Net change in unrealized appreciation/depreciation	(14,991,511)	(17,811,846)
Net Increase	10,072,706	32,580,018
Distributions to Shareholders from Net Realized Gain:
Class A shares	(30,863,479)	(17,514,743)
Class B shares	(24,468,430)	(17,152,068)
Class C shares	(3,012,508)	(1,871,440)
Class D shares	(1,073,721)	(461,763)
Total Distributions	(59,418,138)	(37,000,014)
Net increase (decrease) from transactions in shares of beneficial interest	27,235,093	(63,424,589)
Net Decrease	(22,110,339)	(67,844,585)
Net Assets:
Beginning of period	278,288,393	346,132,978
End of Period
(Including accumulated net investment losses of $1,410,486 and $56,082, respectively)	$256,178,054	$278,288,393

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2008 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Health Sciences Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is capital appreciation. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2008 (unaudited) continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E.   Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2008 (unaudited) continued

would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at January 31, 2008 were $23,790,198 and $25,013,624 respectively. The Fund received cash collateral which was subsequently invested in a Repurchase Agreement as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended January 31, 2008, remains subject to examination by taxing authorities.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays a advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.92% to the portion of the daily net assets not exceeding $500 million; 0.87% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.845% to the portion of the daily net assets in excess of $1 billion.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2008 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,967,936 at January 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $28, $63,255 and $38, respectively and received $22,099 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2008 (unaudited) continued

At January 31, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a ‘‘reimbursement plan’’, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of January 31, 2008.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the six months ended January 31, 2008, advisory fees paid were reduced by $3,412 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $45,727, for the six months ended January 31, 2008. During the six months ended January 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $47,007,796, and $54,614,933, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2008, aggregated $95,634,233 and $125,778,087, respectively.

For the six months ended January 31, 2008, the Fund incurred brokerage commissions of $38,691 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At January 31, 2008, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 226,298 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended January 31, 2008,

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2008 (unaudited) continued

included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,370. At January 31, 2008, the Fund had an accrued pension liability of $53,955 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2008 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2008		FOR THE YEAR ENDED JULY 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	135,089	$2,345,370	112,333	$1,940,457
Conversion from Class B	301,124	4,907,290	593,439	10,259,137
Reinvestment of distributions	1,905,095	28,443,072	986,924	16,225,037
Redeemed	(818,054)	(13,989,540)	(2,631,517)	(45,638,659)
Net increase (decrease) – Class A	1,523,254	21,706,192	(938,821)	(17,214,028)
CLASS B SHARES
Sold	80,589	1,170,172	177,184	2,738,571
Conversion from Class A	(344,151)	(4,907,288)	(661,036)	(10,259,137)
Reinvestment of distributions	1,749,205	22,512,269	1,032,927	15,225,339
Redeemed	(889,444)	(13,364,684)	(3,210,569)	(50,150,446)
Net increase (decrease) – Class B	596,199	5,410,469	(2,661,494)	(42,445,673)
CLASS C SHARES
Sold	36,017	521,011	64,349	1,004,908
Reinvestment of distributions	221,299	2,856,963	115,541	1,706,544
Redeemed	(109,534)	(1,656,823)	(327,578)	(5,096,595)
Net increase (decrease) – Class C	147,782	1,721,151	(147,688)	(2,385,143)
CLASS D SHARES
Sold	4,141	72,806	296,777	5,261,090
Reinvestment of distributions	14,429	224,797	14,632	248,308
Redeemed	(101,163)	(1,900,322)	(380,607)	(6,889,143)
Net decrease – Class D	(82,593)	(1,602,719)	(69,198)	(1,379,745)
Net increase (decrease) in Fund	2,184,642	$27,235,093	(3,817,201)	$(63,424,589)

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2008 (unaudited) continued

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

8.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Health Sciences Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2008		FOR THE YEAR ENDED JULY 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.14		$17.36		$18.79	$17.88	$17.37	$14.88
Income (loss) from investment operations:
Net investment loss‡	(0.06)		(0.09)		(0.08)	(0.16)	(0.17)	(0.13)
Net realized and unrealized gain	0.83		1.88		0.93	2.79	0.68	2.67
Total income from investment operations	0.77		1.79		0.85	2.63	0.51	2.54
Less distributions from net realized gain	(3.73)		(2.01)		(2.28)	(1.72)	—	(0.05)
Net asset value, end of period	$14.18		$17.14		$17.36	$18.79	$17.88	$17.37
Total Return†	3.40	%(1)	10.81%		4.44%	15.02%	2.94%	17.14%
Ratios to Average Net Assets(3):
Expenses (before expense offset)	1.52	%(2)(4)	1.54	%(4)	1.53%	1.52%	1.47%	1.50%
Net investment loss	(0.63)	%(2)(4)	(0.51)	%(4)	(0.48)%	(0.87)%	(0.89)%	(0.83)%
Supplemental Data:
Net assets, end of period, in thousands	$143,397		$147,232		$165,347	$190,612	$15,346	$12,091
Portfolio turnover rate	35	%(1)	62%		58%	72%	63%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2008		FOR THE YEAR ENDED JULY 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.29		$15.80		$17.42	$16.81	$16.45	$14.21
Income (loss) from investment operations:
Net investment loss‡	(0.11)		(0.20)		(0.20)	(0.27)	(0.29)	(0.23)
Net realized and unrealized gain	0.76		1.70		0.86	2.60	0.65	2.52
Total income from investment operations	0.65		1.50		0.66	2.33	0.36	2.29
Less distributions from net realized gain	(3.73)		(2.01)		(2.28)	(1.72)	—	(0.05)
Net asset value, end of period	$12.21		$15.29		$15.80	$17.42	$16.81	$16.45
Total Return†	3.00	%(1)	9.98%		3.70%	14.08%	2.19%	16.18%
Ratios to Average Net Assets(3):
Expenses (before expense offset)	2.27	%(2)(4)	2.29	%(4)	2.28%	2.27%	2.23%	2.26%
Net investment loss	(1.38)	%(2)(4)	(1.26)	%(4)	(1.23)%	(1.62)%	(1.65)%	(1.59)%
Supplemental Data:
Net assets, end of period, in thousands	$95,896		$110,970		$156,656	$219,875	$454,327	$505,403
Portfolio turnover rate	35	%(1)	62%		58%	72%	63%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2008		FOR THE YEAR ENDED JULY 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.33		$15.83		$17.45	$16.82	$16.46	$14.21
Income (loss) from investment operations:
Net investment loss‡	(0.11)		(0.20)		(0.20)	(0.26)	(0.28)	(0.23)
Net realized and unrealized gain	0.76		1.71		0.86	2.61	0.64	2.53
Total income from investment operations	0.65		1.51		0.66	2.35	0.36	2.30
Less distributions from net realized gain	(3.73)		(2.01)		(2.28)	(1.72)	—	(0.05)
Net asset value, end of period	$12.25		$15.33		$15.83	$17.45	$16.82	$16.46
Total Return†	3.00	%(1)	10.03%		3.70%	14.20%	2.19%	16.09%
Ratios to Average Net Assets(3):
Expenses (before expense offset)	2.27	%(2)(4)	2.29	%(4)	2.25%	2.22%	2.19%	2.26%
Net investment loss	(1.38)	%(2)(4)	(1.26)	% (4)	(1.20)%	(1.57)%	(1.61)%	(1.59)%
Supplemental Data:
Net assets, end of period, in thousands	$12,391		$13,242		$16,010	$20,891	$24,117	$23,398
Portfolio turnover rate	35	%(1)	62%		58%	72%	63%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2008		FOR THE YEAR ENDED JULY 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.72		$17.83		$19.20	$18.19	$17.63	$15.07
Income (loss) from investment operations:
Net investment loss‡	(0.03)		(0.04)		(0.04)	(0.11)	(0.12)	(0.09)
Net realized and unrealized gain	0.84		1.94		0.95	2.84	0.68	2.70
Total income from investment operations	0.81		1.90		0.91	2.73	0.56	2.61
Less distributions from net realized gain	(3.73)		(2.01)		(2.28)	(1.72)	—	(0.05)
Net asset value, end of period	$14.80		$17.72		$17.83	$19.20	$18.19	$17.63
Total Return†	3.52	%(1)	11.16%		4.73%	15.28%	3.18%	17.38%
Ratios to Average Net Assets(3):
Expenses (before expense offset)	1.28	%(2)(4)	1.29	%(4)	1.28%	1.27%	1.23%	1.26%
Net investment loss	(0.39)	%(2)(4)	(0.26)	% (4)	(0.23)%	(0.62)%	(0.65)%	(0.59)%
Supplemental Data:
Net assets, end of period, in thousands	$4,494		$6,844		$8,120	$9,255	$13,804	$24,492
Portfolio turnover rate	35	%(1)	62%		58%	72%	63%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

HCRSAN IU08-01441P-Y01/08	MORGAN STANLEY FUNDS
Morgan Stanley Health Sciences Trust Semiannual Report January 31, 2008

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

March 20, 2008

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 20, 2008

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EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Health Sciences Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

4

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: March 20, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Health Sciences Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

6

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: March 20, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Health Sciences Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended January 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 20, 2008	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Health Sciences Trust and will be retained by Morgan Stanley Health Sciences Trust Fund and furnished to the Securities and Exchange Commission or its staff upon request.

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Health Sciences Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended January 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 20, 2008	/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Health Sciences Trust and will be retained by Morgan Stanley Health Sciences Trust and furnished to the Securities and Exchange Commission or its staff upon request.

9